JPMorgan US Equity Fund Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	14.59%	13.58%	14.88%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.86%	11.81%	12.81%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.50%	10.37%	11.67%